Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Legal and professional fees	451	2,770	5,351
Accrued staff related costs	226	1,388	7,568
Financial guarantees (note 16(iv))	1,500	9,206	12,460
Other accruals	5,622	34,501	10,355
Accrued expenses and other liabilities	7,799	47,865	35,734